Alger Small Cap Growth Fund Expense Example - Class Y Shares [Member] - Alger Small Cap Growth Fund - Class Y	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,262